Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2014
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Schedule of Loans Serviced Not Reported as Assets

Loans serviced for others are not reported as assets. The principal balances of these loans at December 31, 2014 and 2013 are as follows:

	2014	2013
Loan portfolios serviced for:
Federal Home Loan Mortgage Corporation	$414,222	$348,121
Other	3,986	5,088

Related Loan Servicing Rights Activity

The related loan servicing rights activity for the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Servicing rights:
Beginning of year	$2,640	$2,401
Additions	1,140	1,414
Amortized to expense	(727)	(1,265)
Decrease in impairment	—	90

End of year	$3,053	$2,640

Components of Net Loan Servicing Fees

The components of net loan servicing fees for the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Loan servicing fees, net:
Loan servicing fees	$981	$810
Amortization of loan servicing fees	(727)	(1,265)
Decrease in impairment	—	90

Total	$254	$(365)

Schedule of Estimated Amortization Expense	The weighted average amortization period is 6.37 years. Estimated amortization expense for each of the next three years is:

2015	$480
2016	480
2017	480